SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Depreciation and Amortization Periods	The Company uses the following depreciation and amortization periods:

Category	Estimated useful life or amortization period
Buildings	Generally 40 years
Machinery and equipment	3 - 10 years
Software	5 - 15 years
Customer relationships, certain trademarks, and patents and technology	Weighted-average of 18 years